SHORT-TERM AND LONG-TERM DEBTS - Summary of Short-term debts (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term debts
Hashrate financing loan, Fixed/floating annual rate		10.00%	10.00%
Short-term debts	¥ 39,071,500	¥ 124,584,293	$ 17,067,978
Minimum
Short-term debts
Short-term borrowings, Fixed annual rate	1.50%
Short-term borrowings, Term	1
Maximum
Short-term debts
Short-term borrowings, Fixed annual rate	3.44%
Short-term borrowings, Term	12 months